General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
General and Administrative Expenses [Abstract]
Salaries and expenses relating to employees and service providers	$ 109	$ 247		$ 297
Expenses relating to options and shares to employees and non-employees	22	37		175
Patents and fees	121	158		162
Directors' fees	140	119		124
Investor relations and travel	24	98		168
Rent and office maintenance	18	29		39
Insurance	48	34		48
Professional services	255	440	[1]	213
Other	18	41		44
General and administrative expenses	$ 755	$ 1,203		$ 1,270

[1]	An amount of $206 thousands related to F-1 registration and amendments.